Balance Sheet Components - Account Receivable Reserves (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue Reserve [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balances	$ 26,559	$ 15,416	$ 3,187	$ 255
Increases	100,342	42,740	20,307	3,871
Returns taken	(85,689)	(31,597)	(8,078)	(939)
Ending balances	41,212	26,559	15,416	3,187
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balances	838	743	92	30
Increases	(32)	864	651	71
Returns taken	79	(769)		(9)
Ending balances	$ 727	$ 838	$ 743	$ 92